Goodwill, Intangible Assets and In-Process Revenue Contracts (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets

As at December 31, 2012, intangible assets consisted of:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer contracts (shuttle tanker segment)	124,250	(109,153)	15,097
Customer contracts (FPSO segment)	353	(313)	40
Other intangible assets (FPSO segment)	390	—	390

	124,993	(109,466)	15,527

As at December 31, 2011, intangible assets consisted of:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer contracts (shuttle tanker segment)	124,250	(103,116)	21,134
Customer contracts (FPSO segment)	353	(233)	120
Other intangible assets (FPSO segment)	390	—	390

	124,993	(103,349)	21,644